Other operating results, net (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other Operating Results Net
Gain / (Loss) from commodity derivative financial instruments		$ 28	$ 93	$ (87)
Gain from disposal of associates	[1]	311	1	4
Fair value of interest held before business combination		510	8
Currency translation adjustment reversal	[2]		41	100
Gain / (Loss) from agreement with TGLT		32	(27)
Contingencies	[3]	399	(25)	20
Donations		(67)	(123)	(58)
Others		(61)	(96)	(89)
Total other operating results, net		$ 1,152	$ (128)	$ (110)

[1]	Includes the gain from of the sale of the Group's equity interest in Cloudyn for Ps. 252. As of June 30, 2017, it pertains to the reversal of the cumulative translation adjustment generated by IMadison, a subsidiary liquidated during that fiscal year. As of June 30, 2016, Ps. 143 correspond to the reversal of the cumulative translation adjustment before the business combination with IDBD and Ps. 9 to the reversal of the reserve of the cumulative translation adjustment generated in Rigby following the dissolution of the Company.
[2]	As of June 30, 2018, includes the favorable ruling of a trial in the Operations Center in Israel for an amount of approximately Ps. 435. Includes legal costs and expenses Includes legal costs and expenses related to the investment in Ma'ariv.
[3]	See Note 4.(b).